Distribution Date:	10/18/24	BBCMS Mortgage Trust 2022-C18
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2022-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	Rialto Capital Advisors, LLC
Delinquency Loan Detail	19		Attention: Liat Heller	liat.heller@rialtocapital.com
Collateral Stratification and Historical Detail	20		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: BBCMS 2022-C18 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054975AA5	5.877000%	10,600,000.00	7,412,649.03	170,176.46	36,303.45	0.00	0.00	206,479.91	7,242,472.57	30.13%	30.00%
A-2	054975AB3	5.495000%	73,000,000.00	73,000,000.00	0.00	334,279.17	0.00	0.00	334,279.17	73,000,000.00	30.13%	30.00%
A-3	054975AC1	5.998000%	42,100,000.00	42,100,000.00	0.00	210,429.83	0.00	0.00	210,429.83	42,100,000.00	30.13%	30.00%
A-4	054975AD9	5.439000%	175,000,000.00	175,000,000.00	0.00	793,187.50	0.00	0.00	793,187.50	175,000,000.00	30.13%	30.00%
A-5	054975AE7	5.710000%	248,200,000.00	248,200,000.00	0.00	1,181,018.33	0.00	0.00	1,181,018.33	248,200,000.00	30.13%	30.00%
A-SB	054975AF4	5.949000%	16,826,000.00	16,826,000.00	0.00	83,414.90	0.00	0.00	83,414.90	16,826,000.00	30.13%	30.00%
A-S	054975AJ6	6.149552%	70,715,000.00	70,715,000.00	0.00	362,387.99	0.00	0.00	362,387.99	70,715,000.00	21.34%	21.25%
B	054975AK3	6.149552%	34,348,000.00	34,348,000.00	0.00	176,020.69	0.00	0.00	176,020.69	34,348,000.00	17.07%	17.00%
C	054975AL1	6.149552%	38,389,000.00	38,389,000.00	0.00	196,729.30	0.00	0.00	196,729.30	38,389,000.00	12.30%	12.25%
D	054975AP2	4.000000%	20,204,000.00	20,204,000.00	0.00	67,346.67	0.00	0.00	67,346.67	20,204,000.00	9.79%	9.75%
E-RR	054975AR8	6.149552%	19,194,000.00	19,194,000.00	0.00	98,362.09	0.00	0.00	98,362.09	19,194,000.00	7.41%	7.38%
F-RR	054975AT4	6.149552%	11,113,000.00	11,113,000.00	0.00	56,949.98	0.00	0.00	56,949.98	11,113,000.00	6.03%	6.00%
G-RR	054975AV9	6.149552%	10,102,000.00	10,102,000.00	0.00	51,768.98	0.00	0.00	51,768.98	10,102,000.00	4.77%	4.75%
H-RR	054975AX5	6.149552%	9,092,000.00	9,092,000.00	0.00	46,593.11	0.00	0.00	46,593.11	9,092,000.00	3.64%	3.63%
J-RR*	054975AZ0	6.149552%	29,297,236.00	29,297,236.00	0.00	145,592.75	0.00	0.00	145,592.75	29,297,236.00	0.00%	0.00%
R	054975BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			808,180,236.00	804,992,885.03	170,176.46	3,840,384.74	0.00	0.00	4,010,561.20	804,822,708.57

X-A	054975AG2	0.462691%	636,441,000.00	633,253,649.03	0.00	244,167.54	0.00	0.00	244,167.54	633,083,472.57
X-D	054975AM9	2.149552%	20,204,000.00	20,204,000.00	0.00	36,191.30	0.00	0.00	36,191.30	20,204,000.00
Notional SubTotal			656,645,000.00	653,457,649.03	0.00	280,358.84	0.00	0.00	280,358.84	653,287,472.57

Deal Distribution Total					170,176.46	4,120,743.58	0.00	0.00	4,290,920.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054975AA5	699.30651226	16.05438302	3.42485377	0.00000000	0.00000000	0.00000000	0.00000000	19.47923679	683.25212925
A-2	054975AB3	1,000.00000000	0.00000000	4.57916671	0.00000000	0.00000000	0.00000000	0.00000000	4.57916671	1,000.00000000
A-3	054975AC1	1,000.00000000	0.00000000	4.99833325	0.00000000	0.00000000	0.00000000	0.00000000	4.99833325	1,000.00000000
A-4	054975AD9	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-5	054975AE7	1,000.00000000	0.00000000	4.75833332	0.00000000	0.00000000	0.00000000	0.00000000	4.75833332	1,000.00000000
A-SB	054975AF4	1,000.00000000	0.00000000	4.95750030	0.00000000	0.00000000	0.00000000	0.00000000	4.95750030	1,000.00000000
A-S	054975AJ6	1,000.00000000	0.00000000	5.12462688	0.00000000	0.00000000	0.00000000	0.00000000	5.12462688	1,000.00000000
B	054975AK3	1,000.00000000	0.00000000	5.12462705	0.00000000	0.00000000	0.00000000	0.00000000	5.12462705	1,000.00000000
C	054975AL1	1,000.00000000	0.00000000	5.12462685	0.00000000	0.00000000	0.00000000	0.00000000	5.12462685	1,000.00000000
D	054975AP2	1,000.00000000	0.00000000	3.33333350	0.00000000	0.00000000	0.00000000	0.00000000	3.33333350	1,000.00000000
E-RR	054975AR8	1,000.00000000	0.00000000	5.12462697	0.00000000	0.00000000	0.00000000	0.00000000	5.12462697	1,000.00000000
F-RR	054975AT4	1,000.00000000	0.00000000	5.12462701	0.00000000	0.00000000	0.00000000	0.00000000	5.12462701	1,000.00000000
G-RR	054975AV9	1,000.00000000	0.00000000	5.12462681	0.00000000	0.00000000	0.00000000	0.00000000	5.12462681	1,000.00000000
H-RR	054975AX5	1,000.00000000	0.00000000	5.12462714	0.00000000	0.00000000	0.00000000	0.00000000	5.12462714	1,000.00000000
J-RR	054975AZ0	1,000.00000000	0.00000000	4.96950463	0.15512248	0.91499724	0.00000000	0.00000000	4.96950463	1,000.00000000
R	054975BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054975AG2	994.99191446	0.00000000	0.38364521	0.00000000	0.00000000	0.00000000	0.00000000	0.38364521	994.72452681
X-D	054975AM9	1,000.00000000	0.00000000	1.79129380	0.00000000	0.00000000	0.00000000	0.00000000	1.79129380	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/24 - 09/30/24	30	0.00	36,303.45	0.00	36,303.45	0.00	0.00	0.00	36,303.45	0.00
A-2	09/01/24 - 09/30/24	30	0.00	334,279.17	0.00	334,279.17	0.00	0.00	0.00	334,279.17	0.00
A-3	09/01/24 - 09/30/24	30	0.00	210,429.83	0.00	210,429.83	0.00	0.00	0.00	210,429.83	0.00
A-4	09/01/24 - 09/30/24	30	0.00	793,187.50	0.00	793,187.50	0.00	0.00	0.00	793,187.50	0.00
A-5	09/01/24 - 09/30/24	30	0.00	1,181,018.33	0.00	1,181,018.33	0.00	0.00	0.00	1,181,018.33	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	83,414.90	0.00	83,414.90	0.00	0.00	0.00	83,414.90	0.00
X-A	09/01/24 - 09/30/24	30	0.00	244,167.54	0.00	244,167.54	0.00	0.00	0.00	244,167.54	0.00
X-D	09/01/24 - 09/30/24	30	0.00	36,191.30	0.00	36,191.30	0.00	0.00	0.00	36,191.30	0.00
A-S	09/01/24 - 09/30/24	30	0.00	362,387.99	0.00	362,387.99	0.00	0.00	0.00	362,387.99	0.00
B	09/01/24 - 09/30/24	30	0.00	176,020.69	0.00	176,020.69	0.00	0.00	0.00	176,020.69	0.00
C	09/01/24 - 09/30/24	30	0.00	196,729.30	0.00	196,729.30	0.00	0.00	0.00	196,729.30	0.00
D	09/01/24 - 09/30/24	30	0.00	67,346.67	0.00	67,346.67	0.00	0.00	0.00	67,346.67	0.00
E-RR	09/01/24 - 09/30/24	30	0.00	98,362.09	0.00	98,362.09	0.00	0.00	0.00	98,362.09	0.00
F-RR	09/01/24 - 09/30/24	30	0.00	56,949.98	0.00	56,949.98	0.00	0.00	0.00	56,949.98	0.00
G-RR	09/01/24 - 09/30/24	30	0.00	51,768.98	0.00	51,768.98	0.00	0.00	0.00	51,768.98	0.00
H-RR	09/01/24 - 09/30/24	30	0.00	46,593.11	0.00	46,593.11	0.00	0.00	0.00	46,593.11	0.00
J-RR	09/01/24 - 09/30/24	30	22,148.73	150,137.41	0.00	150,137.41	4,544.66	0.00	0.00	145,592.75	26,806.89
Totals			22,148.73	4,125,288.24	0.00	4,125,288.24	4,544.66	0.00	0.00	4,120,743.58	26,806.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,290,920.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,136,254.02	Master Servicing Fee	2,754.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,392.98
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.41
ARD Interest	0.00	Operating Advisor Fee	1,274.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,136,254.02	Total Fees	10,965.78

Principal		Expenses/Reimbursements
Scheduled Principal	170,176.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,544.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	170,176.46	Total Expenses/Reimbursements	4,544.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,120,743.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	170,176.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,290,920.04
Total Funds Collected	4,306,430.48	Total Funds Distributed	4,306,430.48

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	804,992,885.48	804,992,885.48	Beginning Certificate Balance	804,992,885.03
(-) Scheduled Principal Collections	170,176.46	170,176.46	(-) Principal Distributions	170,176.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	804,822,709.02	804,822,709.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	805,114,500.71	805,114,500.71	Ending Certificate Balance	804,822,708.57
Ending Actual Collateral Balance	804,967,365.60	804,967,365.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.45)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.45)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	10	32,759,628.76	4.07%	96	6.4286	1.830495	1.39 or less	12	146,188,766.64	18.16%	93	6.2717	0.909835
5,000,000 to 9,999,999	12	82,481,824.18	10.25%	87	6.0928	1.519394	1.40 to 1.69	17	278,735,747.66	34.63%	90	6.5612	1.589009
10,000,000 to 19,999,999	15	187,217,483.56	23.26%	93	6.1724	1.379001	1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999	8	197,363,772.52	24.52%	83	6.1973	1.946452	1.80 to 1.89	9	105,925,000.00	13.16%	96	6.0620	1.839495
30,000,000 to 39,999,999	3	96,000,000.00	11.93%	72	5.0720	1.789375	1.90 to 1.99	7	99,750,000.00	12.39%	79	5.9258	1.936135
40,000,000 to 47,499,999	1	45,000,000.00	5.59%	97	5.2100	2.970000	2.00 to 2.49	4	100,344,422.20	12.47%	72	5.2857	2.243247
47,500,000 or higher	3	164,000,000.00	20.38%	97	7.0080	1.804268	2.50 to 2.99	2	49,500,000.00	6.15%	97	5.3166	2.956364
Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485	3.00 or more	1	24,378,772.52	3.03%	97	7.7950	3.840000
							Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	16,993,368.80	2.11%	96	6.2047	1.662506	Ohio	2	66,500,000.00	8.26%	97	6.4453	2.134211
Arizona	2	1,325,624.60	0.16%	62	4.8500	1.560000	Oklahoma	1	321,102.71	0.04%	62	4.8500	1.560000
California	5	95,619,092.70	11.88%	88	7.1524	1.612897	Oregon	1	610,627.90	0.08%	62	4.8500	1.560000
Colorado	1	48,468.99	0.01%	62	4.8500	1.560000	Pennsylvania	1	10,000,000.00	1.24%	94	6.1700	1.800000
Connecticut	1	42,900,000.00	5.33%	97	5.9900	1.920000	South Carolina	12	60,278,343.46	7.49%	97	6.5002	1.224064
Florida	6	28,321,276.60	3.52%	97	6.3491	1.098487	South Dakota	1	332,197.47	0.04%	62	4.8500	1.560000
Georgia	2	14,535,714.29	1.81%	97	6.8800	1.620000	Tennessee	6	40,013,413.00	4.97%	93	5.9280	1.921714
Illinois	1	6,080,000.00	0.76%	96	6.1170	1.890000	Texas	4	9,931,624.84	1.23%	90	6.1190	1.076557
Indiana	1	8,000,000.00	0.99%	97	6.0890	1.270000	Utah	1	362,659.17	0.05%	62	4.8500	1.560000
Iowa	3	4,692,894.37	0.58%	90	5.8965	1.832557	Virginia	3	52,046,527.47	6.47%	96	5.3510	2.774075
Kansas	5	1,998,849.07	0.25%	62	4.8500	1.560000	Washington	1	26,400,000.00	3.28%	96	6.5900	1.660000
Kentucky	2	5,583,286.76	0.69%	95	5.7218	1.829402	Wisconsin	1	13,582,050.00	1.69%	92	5.3550	1.570000
Louisiana	3	17,376,085.03	2.16%	91	5.4115	(0.389073)	Wyoming	6	4,429,891.67	0.55%	62	4.8500	1.560000
Maryland	2	4,570,001.32	0.57%	97	6.5248	1.978709	Totals	114	804,822,709.02	100.00%	89	6.1660	1.775485
Michigan	2	22,277,151.31	2.77%	96	6.6640	1.550261
									Property Type³
Minnesota	2	11,468,268.65	1.42%	92	5.3510	1.569921
Missouri	2	1,261,240.41	0.16%	62	4.8500	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	903,954.30	0.11%	62	4.8500	1.560000		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,510,459.43	0.31%	62	4.8500	1.560000	Industrial	11	160,940,000.00	20.00%	86	6.6652	1.753429
Nevada	2	30,054,736.80	3.73%	95	5.7311	1.814552	Lodging	51	148,980,413.99	18.51%	91	6.3518	1.963140
New Jersey	4	98,533,772.52	12.24%	56	5.4602	2.447278	Mixed Use	2	47,600,000.00	5.91%	97	5.3098	2.891345
New Mexico	3	2,339,026.32	0.29%	62	4.8500	1.560000	Multi-Family	2	33,900,000.00	4.21%	82	6.1608	1.520619
New York	6	54,142,543.79	6.73%	86	6.1395	1.467638	Office	6	167,161,438.07	20.77%	77	5.4506	1.837730
North Carolina	10	48,247,435.24	5.99%	97	6.8049	1.703453	Other	1	10,000,000.00	1.24%	97	6.5090	1.010000
North Dakota	1	231,019.93	0.03%	62	4.8500	1.560000	Retail	37	217,585,856.87	27.04%	96	6.3378	1.478458
							Self Storage	4	18,655,000.00	2.32%	98	6.7903	1.400083
							Totals	114	804,822,709.02	100.00%	89	6.1660	1.775485

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	4	65,250,237.89	8.11%	41	3.9123	1.868735	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.49999	3	82,393,100.30	10.24%	94	5.2343	1.853257	13 months to 24 months	36	612,416,418.09	76.09%	93	6.4920	1.860594
	5.50000 to 5.99999	12	178,774,071.70	22.21%	81	5.8507	1.807749	25 months or greater	16	192,406,290.93	23.91%	75	5.1283	1.504591
	6.00000 to 6.49999	16	209,113,881.04	25.98%	96	6.2762	1.647522	Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
	6.50000 to 6.99999	11	147,899,422.20	18.38%	97	6.7702	1.646287
	7.00000 or greater	6	121,391,995.89	15.08%	98	7.5479	2.002907
	Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	6	117,450,237.89	14.59%	44	4.7764	1.834950	Interest Only	32	532,330,000.00	66.14%	86	6.0056	1.887600
83 months to 111 months		46	687,372,471.13	85.41%	96	6.4034	1.765325	356 months or less	20	272,492,709.02	33.86%	93	6.4792	1.556463
112 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
	Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	6,424,950.47	0.80%	96	6.9300	2.090000			No outstanding loans in this group
	12 months or less	51	798,397,758.55	99.20%	89	6.1598	1.772954
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	804,822,709.02	100.00%	89	6.1660	1.775485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30321507	IN	Rialto	CA	Actual/360	7.610%	412,208.33	0.00	0.00	N/A	12/06/32	--	65,000,000.00	65,000,000.00	10/06/24
1A8	30321514				Actual/360	7.610%	19,025.00	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	10/06/24
2A1	30321515	RT	Various	Various	Actual/360	6.410%	160,250.00	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	10/06/24
2A2	30321543				Actual/360	6.410%	106,833.33	0.00	0.00	N/A	11/06/32	--	20,000,000.00	20,000,000.00	10/06/24
2A3	30321544				Actual/360	6.410%	82,795.83	0.00	0.00	N/A	11/06/32	--	15,500,000.00	15,500,000.00	10/06/24
3A1	30321516	RT	Various	Various	Actual/360	6.880%	286,666.67	0.00	0.00	N/A	11/06/32	--	50,000,000.00	50,000,000.00	10/06/24
3A3	30321518				Actual/360	6.880%	28,666.67	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	10/06/24
3A4	30321519				Actual/360	6.880%	28,666.67	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	10/06/24
4	30321520	LO	Columbus	OH	Actual/360	6.340%	258,883.33	0.00	0.00	N/A	11/06/32	--	49,000,000.00	49,000,000.00	10/06/24
5	30509438	MU	Vienna	VA	Actual/360	5.210%	195,375.00	0.00	0.00	N/A	11/06/32	--	45,000,000.00	45,000,000.00	10/06/24
6A1	30509448	OF	Greenwich	CT	Actual/360	5.990%	149,750.00	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	10/06/24
6A2	30509450				Actual/360	5.990%	49,916.67	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	10/06/24
6A3	30509451				Actual/360	5.990%	14,475.83	0.00	0.00	N/A	11/06/32	--	2,900,000.00	2,900,000.00	10/06/24
7A2	30509322	IN	Various	Various	Actual/360	6.117%	101,950.00	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	10/06/24
7A3	30509323				Actual/360	6.117%	50,975.00	0.00	0.00	N/A	10/06/32	--	10,000,000.00	10,000,000.00	10/06/24
7A4	30509324				Actual/360	6.117%	20,390.00	0.00	0.00	N/A	10/06/32	--	4,000,000.00	4,000,000.00	10/06/24
7A5	30509325				Actual/360	6.117%	10,195.00	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	10/06/24
7A6	30509326				Actual/360	6.117%	10,195.00	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	10/06/24
8A-A-1	30508516	OF	Jersey City	NJ	Actual/360	3.192%	95,760.00	0.00	0.00	N/A	03/08/27	--	36,000,000.00	36,000,000.00	10/08/24
9	30321521	OF	Henderson	NV	Actual/360	5.750%	140,994.79	0.00	0.00	N/A	10/01/32	--	29,425,000.00	29,425,000.00	10/01/24
10	30321522	IN	Jersey City	NJ	Actual/360	5.790%	132,205.00	0.00	0.00	N/A	11/06/27	--	27,400,000.00	27,400,000.00	10/06/24
11	30509392	MF	Vancouver	WA	Actual/360	6.590%	144,980.00	0.00	0.00	N/A	10/06/32	--	26,400,000.00	26,400,000.00	10/06/24
12A2	30321523	RT	Chattanooga	TN	30/360	5.850%	73,125.00	0.00	0.00	N/A	06/06/32	--	15,000,000.00	15,000,000.00	10/06/24
12A4	30321524				30/360	5.850%	48,750.00	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	10/06/24
13	30321525	RT	Various	Various	Actual/360	5.355%	111,384.00	0.00	0.00	N/A	06/01/32	--	24,960,000.00	24,960,000.00	10/01/24
14	30321526	OF	Laguna Hills	CA	Actual/360	5.930%	122,553.33	0.00	0.00	N/A	11/06/29	--	24,800,000.00	24,800,000.00	10/06/24
15A1	30509441	LO	Atlantic City	NJ	Actual/360	7.795%	158,487.73	19,594.56	0.00	N/A	11/06/32	--	24,398,367.08	24,378,772.52	09/06/24
16A2	30321527	LO	Various	Various	Actual/360	4.850%	59,247.82	43,093.80	0.00	N/A	12/06/29	--	14,659,253.69	14,616,159.89	08/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16A9	30321528				Actual/360	4.850%	28,918.58	21,033.88	0.00	N/A	12/06/29	--	7,155,111.88	7,134,078.00	08/06/24
17A4	30509310	OF	New York	NY	Actual/360	6.030%	70,350.00	0.00	0.00	N/A	09/06/32	--	14,000,000.00	14,000,000.00	10/06/24
17A6	30509312				Actual/360	6.030%	25,125.00	0.00	0.00	N/A	09/06/32	--	5,000,000.00	5,000,000.00	10/06/24
18	30321529	LO	Columbus	OH	Actual/360	6.740%	98,291.67	0.00	0.00	N/A	11/06/32	--	17,500,000.00	17,500,000.00	10/06/24
19	30321530	OF	Farmington Hills	MI	Actual/360	7.210%	90,425.24	13,532.95	0.00	N/A	11/06/32	--	15,049,971.02	15,036,438.07	10/06/24
20	30321531	LO	Metairie	LA	Actual/360	5.080%	52,736.99	24,456.14	0.00	N/A	04/06/32	--	12,457,556.44	12,433,100.30	10/06/24
21	30321532	RT	Webster	NY	Actual/360	7.210%	68,417.04	10,239.22	0.00	N/A	11/01/32	--	11,387,024.52	11,376,785.30	10/01/24
22A2	30321533	IN	Various	Various	Actual/360	5.530%	50,691.67	0.00	0.00	N/A	08/06/32	--	11,000,000.00	11,000,000.00	10/06/24
23	30321534	SS	Brick	NJ	Actual/360	6.920%	62,020.50	0.00	0.00	N/A	12/01/32	--	10,755,000.00	10,755,000.00	10/01/24
24A3	30509207	IN	Wilkes Barre	PA	Actual/360	6.170%	51,416.67	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	10/06/24
25	30509446	98	Pompano Beach	FL	Actual/360	6.509%	54,241.67	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	10/06/24
26A2	30321535	RT	Albany	NY	Actual/360	5.750%	27,781.57	8,450.14	0.00	N/A	06/06/32	--	5,797,893.08	5,789,442.94	10/06/24
26A4	30321536				Actual/360	5.750%	18,521.05	5,633.42	0.00	N/A	06/06/32	--	3,865,262.18	3,859,628.76	10/06/24
27	30321537	LO	Wilmington	NC	Actual/360	6.760%	50,295.86	8,787.07	0.00	N/A	10/06/32	--	8,928,258.80	8,919,471.73	10/06/24
28	30509306	LO	McAllen	TX	Actual/360	6.320%	45,204.36	9,224.95	0.00	N/A	09/06/32	--	8,583,105.99	8,573,881.04	10/06/24
29	30321538	RT	Miami	FL	Actual/360	5.990%	42,928.33	0.00	0.00	N/A	10/06/32	--	8,600,000.00	8,600,000.00	10/06/24
30	30321539	RT	Hammond	IN	Actual/360	6.089%	40,593.33	0.00	0.00	N/A	11/06/32	--	8,000,000.00	8,000,000.00	10/06/24
31A3	30321540	MF	New York	NY	Actual/360	4.650%	29,062.50	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	10/06/24
32	30321541	LO	Vestal	NY	Actual/360	6.930%	37,139.49	6,130.33	0.00	N/A	10/06/32	--	6,431,080.80	6,424,950.47	10/06/24
33	30509315	IN	Springfield	VA	Actual/360	6.360%	34,662.00	0.00	0.00	N/A	09/06/32	--	6,540,000.00	6,540,000.00	10/06/24
34	30509354	RT	Baton Rouge	LA	Actual/360	6.383%	23,935.50	0.00	0.00	N/A	10/06/32	--	4,500,000.00	4,500,000.00	10/06/24
35	30321542	SS	Landover Hills	MD	Actual/360	6.570%	24,363.75	0.00	0.00	N/A	12/01/32	--	4,450,000.00	4,450,000.00	10/01/24
36	30509334	SS	Various	FL	Actual/360	6.670%	19,176.25	0.00	0.00	N/A	10/06/32	--	3,450,000.00	3,450,000.00	10/06/24
37	30509432	MU	Los Angeles	CA	Actual/360	7.038%	15,249.00	0.00	0.00	N/A	11/06/32	--	2,600,000.00	2,600,000.00	10/06/24
Totals							4,136,254.02	170,176.46	0.00				804,992,885.48	804,822,709.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	12,857,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	12,857,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	4,879,308.09	5,158,407.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	4,879,308.09	5,158,407.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	4,879,308.09	5,158,407.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	9,800,504.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	9,800,504.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	9,800,504.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,692,763.56	2,059,265.14	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,795,567.08	7,102,472.72	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	5,182,379.79	5,041,593.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	5,182,379.79	5,041,593.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	5,182,379.79	5,041,593.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	8,191,823.52	9,332,457.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	8,191,823.52	9,332,457.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	8,191,823.52	9,332,457.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	8,191,823.52	9,332,457.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6	8,191,823.52	9,332,457.57	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-A-1	14,738,829.16	14,297,041.44	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,318,523.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,401,796.74	792,927.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,963,804.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	7,947,730.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	7,947,730.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,423,434.62	2,463,777.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,941,525.65	2,473,167.35	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	12,706.08	0.00
15A1	17,378,656.80	0.00	--	--	--	0.00	0.00	178,031.46	178,031.46	0.00	0.00
16A2	19,557,154.59	0.00	--	--	--	0.00	0.00	102,161.56	204,621.06	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A9	19,557,154.59	0.00	--	--	--	0.00	0.00	49,864.57	99,874.58	0.00	0.00
17A4	10,768,163.80	9,914,514.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A6	10,768,163.80	9,914,514.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,533,138.86	2,420,561.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,984,859.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(957,302.44)	(1,333,119.72)	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,419,448.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	4,433,458.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	995,135.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3	6,641,159.00	1,693,125.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	385,066.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	3,861,619.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	3,861,619.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,845,015.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,042,164.19	842,669.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,076,485.72	163,410.24	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	868,037.61	643,247.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31A3	15,263,538.00	17,803,323.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	637,624.90	664,542.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	826,549.40	866,524.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	103,600.93	0.00
35	597,887.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	268,048.57	216,798.75	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	328,252.19	284,401.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	317,373,143.01	150,545,454.84				0.00	0.00	330,057.59	482,527.10	116,307.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	2	21,750,237.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165960%	6.149613%	89
09/17/24	2	21,814,365.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165899%	6.149552%	90
08/16/24	2	21,875,299.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165826%	6.149479%	91
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165754%	6.149407%	92
06/17/24	2	21,999,360.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165694%	6.149346%	93
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165622%	6.149274%	94
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165562%	6.149214%	95
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165490%	6.149142%	96
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165443%	6.149094%	97
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165371%	6.149022%	98
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165300%	6.148950%	99
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165241%	6.148891%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15A1	30509441	09/06/24	0	B	178,031.46	178,031.46	1,654.20	24,398,367.08
16A2	30321527	08/06/24	1	1	102,161.56	204,621.06	0.00	14,700,201.57	04/30/24	3	06/26/24
16A9	30321528	08/06/24	1	1	49,864.57	99,874.58	0.00	7,175,098.34	04/30/24	3
Totals					330,057.59	482,527.10	1,654.20	46,273,666.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		43,500,000	43,500,000		0	0
37 - 48 Months		27,400,000	27,400,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		733,922,709	712,172,471		21,750,238	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	804,822,709	783,072,471	21,750,238	0	0	0
Sep-24	804,992,885	783,178,520	21,814,366	0	0	0
Aug-24	805,141,086	783,265,786	21,875,300	0	0	0
Jul-24	805,288,554	805,288,554	0	0	0	0
Jun-24	805,456,486	783,457,126	21,999,361	0	0	0
May-24	805,602,380	805,602,380	0	0	0	0
Apr-24	805,768,796	805,768,796	0	0	0	0
Mar-24	805,913,131	805,913,131	0	0	0	0
Feb-24	806,099,347	806,099,347	0	0	0	0
Jan-24	806,242,018	806,242,018	0	0	0	0
Dec-23	806,383,985	806,383,985	0	0	0	0
Nov-23	806,546,621	806,546,621	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16A2	30321527	14,616,159.89	14,700,201.57	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	211
16A9	30321528	7,134,078.00	7,175,098.34	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	211
Totals		21,750,237.89	21,875,299.91	430,000,000.00		33,120,304.90

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16A2	30321527	LO	Various	04/30/24	3
10/11/2024 - Borrower filed chapter 11 bankruptcy on 6/26/24 and the case is ongoing. Borrower and Lender continue to discuss potential settlement, along with the evaluation of portfolio operations.

16A9	30321528	Various	Various	04/30/24	3
10/11/2024 - Borrower filed chapter 11 bankruptcy on 6/26/24 and the case is ongoing. Borrower and Lender continue to discuss potential settlement, along with the evaluation of portfolio operations.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16A2	0.00	0.00	4,544.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,544.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,544.66

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27